Note 11 - Options (Tables)	12 Months Ended
Nov. 30, 2019
Share-based Payment Arrangement [Abstract]
Schedule of share-based payment award, stock options, valuation assumptions
	November 30,	November 30,	November 30,
	2019	2018	2017

Volatility	93.90% - 111.93%	-	71.70%
Risk-free interest rate	1.62% - 1.90%	-	1.56%
Expected life (in years)	5.78 - 10.00	-	5.49
Dividend yield	-	-	-
The weighted average grant date
fair value of options granted	$0.22 - $0.28	-	$7.50

Schedule of share-based compensation, stock options, activity
			November 30, 2019			November 30, 2018			November 30, 2017
		Weighted			Weighted			Weighted
		average	Weighted		average	Weighted		average	Weighted
		exercise	average		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value	options	share	fair value
		$	$		$	$		$	$
Outstanding,
beginning of year	555,651	37.70	19.33	582,811	36.93	19.37	539,246	34.80	18.80
Granted	1,887,000	0.35	0.26	-	-	-	49,600	11.70	7.50
Exercised	-	-	-	-	-	-	(200)	23.20	12.00
Forfeiture	(28,432)	1.41	0.80	(25,533)	20.36	14.19	-	-	-
Expired	(60,390)	31.54	14.27	(1,627)	291.07	228.92	(5,835)	126.40	96.00
Balance,
end of year	2,353,829	8.35	4.30	555,651	37.70	19.33	582,811	36.93	19.37
			-
Options
exercisable,
end of year	1,122,189	17.12	8.75	544,619	38.23	19.59	522,106	38.01	20.06

Schedule of share-based compensation, shares authorized under stock option plans, by exercise price range
				Options outstanding			Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted
		average	average	average		average	average
		exercise	remaining	grant		exercise	grant
Exercise	Number	price per	contract	date	Number	price per	date
price	outstanding	share	life (years)	fair value	exercisable	share	fair value
$		$		$		$	$

Under 25	1,951,635	1.21	0.08	0.71	719,995	3.50	1.50
26.00 - 50.00	402,194	34.77	1.13	18.65	402,194	34.77	18.64
	2,353,829	8.35	-	-	1,122,189	17.12	-

Schedule of employee service share-based compensation, allocation of recognized period costs
	November 30,	November 30,	November 30,
	2019	2018	2017
		$	$

Research and development	212,357	883,064	1,654,051
Selling, general and administrative	52,211	44,622	95,948
	264,568	927,686	1,749,999